Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the period	$ 21,144	$ 25,348
Adoption of ASC326		498
Additions	2,359	250
Foreign currency translation	309	(1,289)
Balance at the end of the period	$ 23,812	$ 24,807